UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03632

Deutsche DWS Tax Free Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	5/31/2026

Item 1.	Reports to Stockholders.

(a)

DWS Intermediate Tax-Free Fund

Class A: SZMAX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about DWS Intermediate Tax-Free Fund (the "Fund") for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.72%

Gross expense ratio as of the latest prospectus: 0.80%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 5.98% (unadjusted for sales charges) for the period ended May 31, 2026. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 6.67% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index, returned 5.65%.

While municipal bond market performance continued to be pressured over the period by elevated new issue supply, this was offset by strong demand from tax-free exchange traded funds and separately managed accounts. Yields finished lower along the municipal curve, supporting performance for tax-free bonds broadly.

The Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity, adding to performance as municipal yields declined. In addition, an overweight to the 15-year maturity range proved beneficial as yield declines were most significant in this segment of the curve. In terms of credit quality, an overweight to BBB-rated issues contributed the most to return as this ratings category led performance within the investment grade municipal market, while in sector terms overweights to charter school and airport revenue bonds led contributions.

Security selection within the mass transit sector was the most significant detractor from the Fund’s relative performance for the period.

Fund Performance

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The Bloomberg Municipal Bond Index is a required broad-based index that represents the Fund’s overall debt market.

Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index is a sub-index of the Bloomberg Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of one year to 17 years designed for the tax-exempt bond market.

The Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index is a more narrowly based index that the Advisor believes more closely aligns with the Fund’s investment strategy.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

(Adjusted for Maximum Sales Charge)

Table Summary
	Class A	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index
'16	$9,725	$10,000	$10,000
'16	$9,840	$10,159	$10,124
'16	$9,841	$10,165	$10,138
'16	$9,843	$10,179	$10,141
'16	$9,813	$10,128	$10,104
'16	$9,734	$10,022	$10,022
'16	$9,429	$9,648	$9,699
'16	$9,504	$9,761	$9,794
'17	$9,555	$9,826	$9,863
'17	$9,608	$9,894	$9,928
'17	$9,627	$9,916	$9,945
'17	$9,696	$9,987	$10,016
'17	$9,805	$10,146	$10,147
'17	$9,768	$10,110	$10,108
'17	$9,820	$10,191	$10,183
'17	$9,881	$10,269	$10,250
'17	$9,835	$10,217	$10,202
'17	$9,838	$10,242	$10,217
'17	$9,767	$10,187	$10,134
'17	$9,831	$10,293	$10,218
'18	$9,743	$10,172	$10,129
'18	$9,706	$10,142	$10,103
'18	$9,726	$10,179	$10,125
'18	$9,688	$10,143	$10,098
'18	$9,776	$10,259	$10,193
'18	$9,780	$10,268	$10,211
'18	$9,801	$10,293	$10,243
'18	$9,805	$10,319	$10,261
'18	$9,750	$10,252	$10,204
'18	$9,688	$10,189	$10,162
'18	$9,778	$10,302	$10,266
'18	$9,873	$10,425	$10,379
'19	$9,947	$10,504	$10,467
'19	$10,005	$10,560	$10,518
'19	$10,131	$10,727	$10,640
'19	$10,163	$10,768	$10,662
'19	$10,289	$10,916	$10,791
'19	$10,338	$10,956	$10,836
'19	$10,413	$11,045	$10,921
'19	$10,539	$11,219	$11,048
'19	$10,457	$11,129	$10,959
'19	$10,470	$11,149	$10,987
'19	$10,475	$11,177	$11,013
'19	$10,505	$11,211	$11,048
'20	$10,668	$11,412	$11,217
'20	$10,787	$11,559	$11,323
'20	$10,418	$11,140	$10,992
'20	$10,280	$11,000	$10,914
'20	$10,571	$11,350	$11,224
'20	$10,674	$11,444	$11,289
'20	$10,830	$11,636	$11,447
'20	$10,806	$11,582	$11,409
'20	$10,801	$11,584	$11,418
'20	$10,786	$11,549	$11,389
'20	$10,916	$11,724	$11,515
'20	$10,987	$11,795	$11,570
'21	$11,053	$11,870	$11,625
'21	$10,891	$11,682	$11,479
'21	$10,948	$11,754	$11,533
'21	$11,032	$11,852	$11,605
'21	$11,079	$11,888	$11,622
'21	$11,108	$11,920	$11,636
'21	$11,191	$12,019	$11,722
'21	$11,162	$11,975	$11,698
'21	$11,077	$11,889	$11,626
'21	$11,047	$11,854	$11,592
'21	$11,120	$11,955	$11,653
'21	$11,134	$11,974	$11,670
'22	$10,869	$11,646	$11,385
'22	$10,812	$11,605	$11,350
'22	$10,510	$11,228	$11,048
'22	$10,246	$10,918	$10,816
'22	$10,368	$11,080	$10,968
'22	$10,246	$10,899	$10,876
'22	$10,473	$11,187	$11,119
'22	$10,265	$10,941	$10,927
'22	$9,944	$10,521	$10,595
'22	$9,890	$10,434	$10,555
'22	$10,254	$10,922	$10,925
'22	$10,276	$10,953	$10,976
'23	$10,546	$11,268	$11,223
'23	$10,330	$11,013	$11,012
'23	$10,516	$11,257	$11,225
'23	$10,520	$11,232	$11,194
'23	$10,427	$11,134	$11,095
'23	$10,499	$11,246	$11,179
'23	$10,523	$11,290	$11,223
'23	$10,440	$11,128	$11,110
'23	$10,211	$10,802	$10,860
'23	$10,128	$10,710	$10,816
'23	$10,603	$11,390	$11,338
'23	$10,843	$11,654	$11,553
'24	$10,829	$11,595	$11,509
'24	$10,865	$11,610	$11,520
'24	$10,870	$11,609	$11,519
'24	$10,768	$11,466	$11,401
'24	$10,754	$11,432	$11,333
'24	$10,910	$11,607	$11,480
'24	$10,986	$11,713	$11,582
'24	$11,072	$11,805	$11,684
'24	$11,169	$11,922	$11,780
'24	$11,015	$11,748	$11,630
'24	$11,153	$11,951	$11,773
'24	$11,038	$11,777	$11,655
'25	$11,106	$11,836	$11,734
'25	$11,215	$11,954	$11,849
'25	$11,049	$11,751	$11,700
'25	$11,006	$11,656	$11,628
'25	$11,004	$11,664	$11,693
'25	$11,084	$11,736	$11,782
'25	$11,051	$11,713	$11,812
'25	$11,132	$11,815	$11,911
'25	$11,337	$12,088	$12,088
'25	$11,460	$12,238	$12,192
'25	$11,501	$12,266	$12,225
'25	$11,510	$12,277	$12,259
'26	$11,622	$12,392	$12,388
'26	$11,768	$12,547	$12,514
'26	$11,494	$12,255	$12,225
'26	$11,609	$12,396	$12,323
'26	$11,662	$12,442	$12,354

Yearly periods ended May 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	5.98%	1.03%	1.83%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	3.06%	0.47%	1.55%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index	5.65%	1.23%	2.14%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Table Summary
Net Assets ($)	684,028,844
Number of Portfolio Holdings	311
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	2,224,559
Modified Duration to Worst	5.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	84%
General Obligation Bonds	11%
Lease Obligations	4%
Variable Rate Demand Notes	2%
Escrow to Maturity/Prerefunded Bonds	0%
Other	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	11%
AA	48%
A	20%
BBB	12%
BB	2%
B	1%
CCC	0%
Not Rated	5%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
Texas	16%
New York	11%
Pennsylvania	6%
California	5%
Florida	5%

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective April 21, 2026, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.73% to 0.63%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DITFF-TSRA-A

R-101129-3 (07/26)

DWS Intermediate Tax-Free Fund

Class C: SZMCX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about DWS Intermediate Tax-Free Fund (the "Fund") for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.47%

Gross expense ratio as of the latest prospectus: 1.58%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 5.09% (unadjusted for sales charges) for the period ended May 31, 2026. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 6.67% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index, returned 5.65%.

While municipal bond market performance continued to be pressured over the period by elevated new issue supply, this was offset by strong demand from tax-free exchange traded funds and separately managed accounts. Yields finished lower along the municipal curve, supporting performance for tax-free bonds broadly.

The Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity, adding to performance as municipal yields declined. In addition, an overweight to the 15-year maturity range proved beneficial as yield declines were most significant in this segment of the curve. In terms of credit quality, an overweight to BBB-rated issues contributed the most to return as this ratings category led performance within the investment grade municipal market, while in sector terms overweights to charter school and airport revenue bonds led contributions.

Security selection within the mass transit sector was the most significant detractor from the Fund’s relative performance for the period.

Fund Performance

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The Bloomberg Municipal Bond Index is a required broad-based index that represents the Fund’s overall debt market.

Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index is a sub-index of the Bloomberg Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of one year to 17 years designed for the tax-exempt bond market.

The Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index is a more narrowly based index that the Advisor believes more closely aligns with the Fund’s investment strategy.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index
'16	$10,000	$10,000	$10,000
'16	$10,120	$10,159	$10,124
'16	$10,115	$10,165	$10,138
'16	$10,110	$10,179	$10,141
'16	$10,065	$10,128	$10,104
'16	$9,986	$10,022	$10,022
'16	$9,658	$9,648	$9,699
'16	$9,737	$9,761	$9,794
'17	$9,775	$9,826	$9,863
'17	$9,823	$9,894	$9,928
'17	$9,837	$9,916	$9,945
'17	$9,901	$9,987	$10,016
'17	$10,015	$10,146	$10,147
'17	$9,970	$10,110	$10,108
'17	$10,009	$10,191	$10,183
'17	$10,073	$10,269	$10,250
'17	$10,020	$10,217	$10,202
'17	$10,016	$10,242	$10,217
'17	$9,929	$10,187	$10,134
'17	$9,988	$10,293	$10,218
'18	$9,891	$10,172	$10,129
'18	$9,856	$10,142	$10,103
'18	$9,870	$10,179	$10,125
'18	$9,825	$10,143	$10,098
'18	$9,900	$10,259	$10,193
'18	$9,898	$10,268	$10,211
'18	$9,912	$10,293	$10,243
'18	$9,919	$10,319	$10,261
'18	$9,857	$10,252	$10,204
'18	$9,788	$10,189	$10,162
'18	$9,873	$10,302	$10,266
'18	$9,963	$10,425	$10,379
'19	$10,031	$10,504	$10,467
'19	$10,083	$10,560	$10,518
'19	$10,204	$10,727	$10,640
'19	$10,221	$10,768	$10,662
'19	$10,351	$10,916	$10,791
'19	$10,385	$10,956	$10,836
'19	$10,453	$11,045	$10,921
'19	$10,573	$11,219	$11,048
'19	$10,493	$11,129	$10,959
'19	$10,500	$11,149	$10,987
'19	$10,499	$11,177	$11,013
'19	$10,522	$11,211	$11,048
'20	$10,678	$11,412	$11,217
'20	$10,782	$11,559	$11,323
'20	$10,415	$11,140	$10,992
'20	$10,262	$11,000	$10,914
'20	$10,554	$11,350	$11,224
'20	$10,651	$11,444	$11,289
'20	$10,800	$11,636	$11,447
'20	$10,760	$11,582	$11,409
'20	$10,757	$11,584	$11,418
'20	$10,726	$11,549	$11,389
'20	$10,858	$11,724	$11,515
'20	$10,913	$11,795	$11,570
'21	$10,980	$11,870	$11,625
'21	$10,813	$11,682	$11,479
'21	$10,853	$11,754	$11,533
'21	$10,940	$11,852	$11,605
'21	$10,979	$11,888	$11,622
'21	$11,001	$11,920	$11,636
'21	$11,076	$12,019	$11,722
'21	$11,040	$11,975	$11,698
'21	$10,949	$11,889	$11,626
'21	$10,913	$11,854	$11,592
'21	$10,978	$11,955	$11,653
'21	$10,975	$11,974	$11,670
'22	$10,717	$11,646	$11,385
'22	$10,654	$11,605	$11,350
'22	$10,350	$11,228	$11,048
'22	$10,084	$10,918	$10,816
'22	$10,197	$11,080	$10,968
'22	$10,071	$10,899	$10,876
'22	$10,287	$11,187	$11,119
'22	$10,077	$10,941	$10,927
'22	$9,756	$10,521	$10,595
'22	$9,687	$10,434	$10,555
'22	$10,047	$10,922	$10,925
'22	$10,053	$10,953	$10,976
'23	$10,320	$11,268	$11,223
'23	$10,103	$11,013	$11,012
'23	$10,278	$11,257	$11,225
'23	$10,275	$11,232	$11,194
'23	$10,179	$11,134	$11,095
'23	$10,243	$11,246	$11,179
'23	$10,259	$11,290	$11,223
'23	$10,162	$11,128	$11,110
'23	$9,943	$10,802	$10,860
'23	$9,855	$10,710	$10,816
'23	$10,311	$11,390	$11,338
'23	$10,538	$11,654	$11,553
'24	$10,518	$11,595	$11,509
'24	$10,546	$11,610	$11,520
'24	$10,545	$11,609	$11,519
'24	$10,439	$11,466	$11,401
'24	$10,410	$11,432	$11,333
'24	$10,554	$11,607	$11,480
'24	$10,631	$11,713	$11,582
'24	$10,707	$11,805	$11,684
'24	$10,795	$11,922	$11,780
'24	$10,639	$11,748	$11,630
'24	$10,765	$11,951	$11,773
'24	$10,648	$11,777	$11,655
'25	$10,696	$11,836	$11,734
'25	$10,805	$11,954	$11,849
'25	$10,629	$11,751	$11,700
'25	$10,581	$11,656	$11,628
'25	$10,582	$11,664	$11,693
'25	$10,642	$11,736	$11,782
'25	$10,604	$11,713	$11,812
'25	$10,684	$11,815	$11,911
'25	$10,875	$12,088	$12,088
'25	$10,986	$12,238	$12,192
'25	$11,018	$12,266	$12,225
'25	$11,010	$12,277	$12,259
'26	$11,110	$12,392	$12,388
'26	$11,254	$12,547	$12,514
'26	$10,984	$12,255	$12,225
'26	$11,088	$12,396	$12,323
'26	$11,120	$12,442	$12,354

Yearly periods ended May 31

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	5.09%	0.26%	1.07%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	4.09%	0.26%	1.07%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index	5.65%	1.23%	2.14%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Table Summary
Net Assets ($)	684,028,844
Number of Portfolio Holdings	311
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	2,224,559
Modified Duration to Worst	5.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	84%
General Obligation Bonds	11%
Lease Obligations	4%
Variable Rate Demand Notes	2%
Escrow to Maturity/Prerefunded Bonds	0%
Other	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	11%
AA	48%
A	20%
BBB	12%
BB	2%
B	1%
CCC	0%
Not Rated	5%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
Texas	16%
New York	11%
Pennsylvania	6%
California	5%
Florida	5%

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective April 21, 2026, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.48% to 1.38%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DITFF-TSRA-C

R-101129-3 (07/26)

DWS Intermediate Tax-Free Fund

Class S: SCMTX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about DWS Intermediate Tax-Free Fund (the "Fund") for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$51	0.49%

Gross expense ratio as of the latest prospectus: 0.61%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 6.22% for the period ended May 31, 2026. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 6.67% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index, returned 5.65%.

While municipal bond market performance continued to be pressured over the period by elevated new issue supply, this was offset by strong demand from tax-free exchange traded funds and separately managed accounts. Yields finished lower along the municipal curve, supporting performance for tax-free bonds broadly.

The Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity, adding to performance as municipal yields declined. In addition, an overweight to the 15-year maturity range proved beneficial as yield declines were most significant in this segment of the curve. In terms of credit quality, an overweight to BBB-rated issues contributed the most to return as this ratings category led performance within the investment grade municipal market, while in sector terms overweights to charter school and airport revenue bonds led contributions.

Security selection within the mass transit sector was the most significant detractor from the Fund’s relative performance for the period.

Fund Performance

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The Bloomberg Municipal Bond Index is a required broad-based index that represents the Fund’s overall debt market.

Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index is a sub-index of the Bloomberg Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of one year to 17 years designed for the tax-exempt bond market.

The Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index is a more narrowly based index that the Advisor believes more closely aligns with the Fund’s investment strategy.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Class S	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index
'16	$10,000	$10,000	$10,000
'16	$10,128	$10,159	$10,124
'16	$10,132	$10,165	$10,138
'16	$10,135	$10,179	$10,141
'16	$10,098	$10,128	$10,104
'16	$10,027	$10,022	$10,022
'16	$9,707	$9,648	$9,699
'16	$9,795	$9,761	$9,794
'17	$9,841	$9,826	$9,863
'17	$9,897	$9,894	$9,928
'17	$9,919	$9,916	$9,945
'17	$9,992	$9,987	$10,016
'17	$10,107	$10,146	$10,147
'17	$10,070	$10,110	$10,108
'17	$10,126	$10,191	$10,183
'17	$10,199	$10,269	$10,250
'17	$10,145	$10,217	$10,202
'17	$10,151	$10,242	$10,217
'17	$10,079	$10,187	$10,134
'17	$10,148	$10,293	$10,218
'18	$10,058	$10,172	$10,129
'18	$10,030	$10,142	$10,103
'18	$10,044	$10,179	$10,125
'18	$10,016	$10,143	$10,098
'18	$10,100	$10,259	$10,193
'18	$10,106	$10,268	$10,211
'18	$10,130	$10,293	$10,243
'18	$10,136	$10,319	$10,261
'18	$10,082	$10,252	$10,204
'18	$10,019	$10,189	$10,162
'18	$10,115	$10,302	$10,266
'18	$10,215	$10,425	$10,379
'19	$10,302	$10,504	$10,467
'19	$10,355	$10,560	$10,518
'19	$10,488	$10,727	$10,640
'19	$10,523	$10,768	$10,662
'19	$10,656	$10,916	$10,791
'19	$10,709	$10,956	$10,836
'19	$10,789	$11,045	$10,921
'19	$10,922	$11,219	$11,048
'19	$10,839	$11,129	$10,959
'19	$10,855	$11,149	$10,987
'19	$10,863	$11,177	$11,013
'19	$10,896	$11,211	$11,048
'20	$11,067	$11,412	$11,217
'20	$11,193	$11,559	$11,323
'20	$10,812	$11,140	$10,992
'20	$10,671	$11,000	$10,914
'20	$10,975	$11,350	$11,224
'20	$11,094	$11,444	$11,289
'20	$11,249	$11,636	$11,447
'20	$11,226	$11,582	$11,409
'20	$11,223	$11,584	$11,418
'20	$11,210	$11,549	$11,389
'20	$11,348	$11,724	$11,515
'20	$11,424	$11,795	$11,570
'21	$11,495	$11,870	$11,625
'21	$11,339	$11,682	$11,479
'21	$11,390	$11,754	$11,533
'21	$11,490	$11,852	$11,605
'21	$11,542	$11,888	$11,622
'21	$11,574	$11,920	$11,636
'21	$11,653	$12,019	$11,722
'21	$11,625	$11,975	$11,698
'21	$11,539	$11,889	$11,626
'21	$11,520	$11,854	$11,592
'21	$11,589	$11,955	$11,653
'21	$11,605	$11,974	$11,670
'22	$11,332	$11,646	$11,385
'22	$11,275	$11,605	$11,350
'22	$10,962	$11,228	$11,048
'22	$10,690	$10,918	$10,816
'22	$10,819	$11,080	$10,968
'22	$10,693	$10,899	$10,876
'22	$10,932	$11,187	$11,119
'22	$10,728	$10,941	$10,927
'22	$10,385	$10,521	$10,595
'22	$10,331	$10,434	$10,555
'22	$10,714	$10,922	$10,925
'22	$10,739	$10,953	$10,976
'23	$11,023	$11,268	$11,223
'23	$10,810	$11,013	$11,012
'23	$11,006	$11,257	$11,225
'23	$11,012	$11,232	$11,194
'23	$10,918	$11,134	$11,095
'23	$10,986	$11,246	$11,179
'23	$11,022	$11,290	$11,223
'23	$10,928	$11,128	$11,110
'23	$10,691	$10,802	$10,860
'23	$10,606	$10,710	$10,816
'23	$11,105	$11,390	$11,338
'23	$11,370	$11,654	$11,553
'24	$11,357	$11,595	$11,509
'24	$11,387	$11,610	$11,520
'24	$11,395	$11,609	$11,519
'24	$11,290	$11,466	$11,401
'24	$11,278	$11,432	$11,333
'24	$11,444	$11,607	$11,480
'24	$11,536	$11,713	$11,582
'24	$11,629	$11,805	$11,684
'24	$11,723	$11,922	$11,780
'24	$11,574	$11,748	$11,630
'24	$11,720	$11,951	$11,773
'24	$11,591	$11,777	$11,655
'25	$11,664	$11,836	$11,734
'25	$11,781	$11,954	$11,849
'25	$11,608	$11,751	$11,700
'25	$11,565	$11,656	$11,628
'25	$11,565	$11,664	$11,693
'25	$11,651	$11,736	$11,782
'25	$11,618	$11,713	$11,812
'25	$11,705	$11,815	$11,911
'25	$11,934	$12,088	$12,088
'25	$12,055	$12,238	$12,192
'25	$12,100	$12,266	$12,225
'25	$12,112	$12,277	$12,259
'26	$12,233	$12,392	$12,388
'26	$12,389	$12,547	$12,514
'26	$12,103	$12,255	$12,225
'26	$12,227	$12,396	$12,323
'26	$12,284	$12,442	$12,354

Yearly periods ended May 31

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	6.22%	1.26%	2.08%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index	5.65%	1.23%	2.14%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Table Summary
Net Assets ($)	684,028,844
Number of Portfolio Holdings	311
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	2,224,559
Modified Duration to Worst	5.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	84%
General Obligation Bonds	11%
Lease Obligations	4%
Variable Rate Demand Notes	2%
Escrow to Maturity/Prerefunded Bonds	0%
Other	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	11%
AA	48%
A	20%
BBB	12%
BB	2%
B	1%
CCC	0%
Not Rated	5%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
Texas	16%
New York	11%
Pennsylvania	6%
California	5%
Florida	5%

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.54% to 0.48%. In addition, effective April 21, 2026, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.48% to 0.38%. The caps exclude certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DITFF-TSRA-S

R-101129-3 (07/26)

DWS Intermediate Tax-Free Fund

Institutional Class: SZMIX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about DWS Intermediate Tax-Free Fund (the "Fund") for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.47%

Gross expense ratio as of the latest prospectus: 0.55%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 6.24% for the period ended May 31, 2026. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 6.67% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index, returned 5.65%.

While municipal bond market performance continued to be pressured over the period by elevated new issue supply, this was offset by strong demand from tax-free exchange traded funds and separately managed accounts. Yields finished lower along the municipal curve, supporting performance for tax-free bonds broadly.

The Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity, adding to performance as municipal yields declined. In addition, an overweight to the 15-year maturity range proved beneficial as yield declines were most significant in this segment of the curve. In terms of credit quality, an overweight to BBB-rated issues contributed the most to return as this ratings category led performance within the investment grade municipal market, while in sector terms overweights to charter school and airport revenue bonds led contributions.

Security selection within the mass transit sector was the most significant detractor from the Fund’s relative performance for the period.

Fund Performance

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The Bloomberg Municipal Bond Index is a required broad-based index that represents the Fund’s overall debt market.

Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index is a sub-index of the Bloomberg Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of one year to 17 years designed for the tax-exempt bond market.

The Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index is a more narrowly based index that the Advisor believes more closely aligns with the Fund’s investment strategy.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index
'16	$1,000,000	$1,000,000	$1,000,000
'16	$1,012,811	$1,015,909	$1,012,383
'16	$1,013,197	$1,016,529	$1,013,750
'16	$1,013,584	$1,017,901	$1,014,106
'16	$1,009,868	$1,012,821	$1,010,438
'16	$1,002,805	$1,002,195	$1,002,237
'16	$970,737	$964,818	$969,941
'16	$979,535	$976,145	$979,365
'17	$984,149	$982,580	$986,258
'17	$989,783	$989,403	$992,841
'17	$991,958	$991,551	$994,515
'17	$999,237	$998,746	$1,001,613
'17	$1,010,727	$1,014,597	$1,014,739
'17	$1,007,040	$1,010,958	$1,010,847
'17	$1,012,653	$1,019,137	$1,018,253
'17	$1,019,984	$1,026,893	$1,025,000
'17	$1,014,590	$1,021,672	$1,020,234
'17	$1,015,131	$1,024,166	$1,021,681
'17	$1,008,010	$1,018,682	$1,013,379
'17	$1,014,832	$1,029,329	$1,021,782
'18	$1,005,892	$1,017,211	$1,012,875
'18	$1,003,110	$1,014,172	$1,010,283
'18	$1,004,537	$1,017,915	$1,012,499
'18	$1,001,674	$1,014,282	$1,009,797
'18	$1,010,091	$1,025,897	$1,019,260
'18	$1,010,742	$1,026,773	$1,021,058
'18	$1,013,103	$1,029,264	$1,024,323
'18	$1,013,727	$1,031,907	$1,026,147
'18	$1,009,186	$1,025,226	$1,020,429
'18	$1,002,027	$1,018,913	$1,016,237
'18	$1,011,634	$1,030,191	$1,026,579
'18	$1,021,622	$1,042,526	$1,037,926
'19	$1,029,481	$1,050,407	$1,046,734
'19	$1,035,687	$1,056,031	$1,051,814
'19	$1,048,972	$1,072,724	$1,064,025
'19	$1,051,608	$1,076,755	$1,066,188
'19	$1,065,815	$1,091,600	$1,079,125
'19	$1,070,201	$1,095,631	$1,083,593
'19	$1,079,042	$1,104,461	$1,092,131
'19	$1,092,380	$1,121,882	$1,104,829
'19	$1,084,110	$1,112,889	$1,095,860
'19	$1,085,729	$1,114,883	$1,098,720
'19	$1,086,473	$1,117,671	$1,101,274
'19	$1,089,775	$1,121,083	$1,104,750
'20	$1,106,907	$1,141,225	$1,121,684
'20	$1,119,530	$1,155,942	$1,132,290
'20	$1,081,407	$1,114,013	$1,099,246
'20	$1,067,311	$1,100,032	$1,091,410
'20	$1,097,708	$1,135,025	$1,122,374
'20	$1,108,639	$1,144,367	$1,128,869
'20	$1,125,087	$1,163,641	$1,144,689
'20	$1,122,839	$1,158,181	$1,140,858
'20	$1,122,524	$1,158,427	$1,141,802
'20	$1,121,215	$1,154,947	$1,138,928
'20	$1,134,957	$1,172,376	$1,151,529
'20	$1,142,597	$1,179,518	$1,157,037
'21	$1,149,696	$1,187,034	$1,162,547
'21	$1,133,100	$1,168,174	$1,147,867
'21	$1,139,233	$1,175,378	$1,153,278
'21	$1,148,264	$1,185,237	$1,160,502
'21	$1,153,415	$1,188,773	$1,162,184
'21	$1,156,649	$1,192,037	$1,163,639
'21	$1,165,508	$1,201,923	$1,172,161
'21	$1,162,725	$1,197,512	$1,169,758
'21	$1,154,155	$1,188,870	$1,162,601
'21	$1,151,281	$1,185,394	$1,159,194
'21	$1,159,072	$1,195,485	$1,165,346
'21	$1,159,787	$1,197,414	$1,167,025
'22	$1,133,443	$1,164,637	$1,138,510
'22	$1,127,693	$1,160,465	$1,134,989
'22	$1,096,437	$1,122,846	$1,104,771
'22	$1,069,161	$1,091,789	$1,081,612
'22	$1,082,099	$1,108,007	$1,096,847
'22	$1,069,540	$1,089,860	$1,087,626
'22	$1,093,452	$1,118,656	$1,111,908
'22	$1,072,022	$1,094,139	$1,092,685
'22	$1,038,750	$1,052,145	$1,059,536
'22	$1,032,272	$1,043,395	$1,055,511
'22	$1,071,584	$1,092,198	$1,092,466
'22	$1,074,090	$1,095,325	$1,097,609
'23	$1,102,552	$1,126,788	$1,122,286
'23	$1,080,175	$1,101,309	$1,101,151
'23	$1,099,817	$1,125,745	$1,122,527
'23	$1,100,456	$1,123,173	$1,119,423
'23	$1,091,012	$1,113,440	$1,109,538
'23	$1,098,785	$1,124,594	$1,117,912
'23	$1,101,462	$1,129,043	$1,122,300
'23	$1,093,008	$1,112,789	$1,110,998
'23	$1,069,307	$1,080,175	$1,086,039
'23	$1,060,820	$1,070,983	$1,081,578
'23	$1,110,771	$1,138,970	$1,133,838
'23	$1,136,195	$1,165,442	$1,155,317
'24	$1,134,925	$1,159,490	$1,150,857
'24	$1,138,916	$1,160,979	$1,151,994
'24	$1,139,777	$1,160,942	$1,151,947
'24	$1,129,256	$1,146,564	$1,140,119
'24	$1,127,025	$1,143,201	$1,133,348
'24	$1,143,587	$1,160,724	$1,147,993
'24	$1,152,861	$1,171,303	$1,158,185
'24	$1,162,177	$1,180,541	$1,168,430
'24	$1,172,603	$1,192,209	$1,177,974
'24	$1,156,665	$1,174,825	$1,163,027
'24	$1,171,353	$1,195,119	$1,177,316
'24	$1,159,575	$1,177,720	$1,165,483
'25	$1,166,892	$1,183,623	$1,173,443
'25	$1,178,600	$1,195,359	$1,184,920
'25	$1,160,360	$1,175,101	$1,170,015
'25	$1,157,152	$1,165,634	$1,162,779
'25	$1,157,140	$1,166,382	$1,169,348
'25	$1,165,821	$1,173,644	$1,178,240
'25	$1,161,530	$1,171,273	$1,181,166
'25	$1,171,328	$1,181,453	$1,191,087
'25	$1,193,218	$1,208,813	$1,208,757
'25	$1,206,404	$1,223,806	$1,219,227
'25	$1,210,917	$1,226,613	$1,222,482
'25	$1,212,131	$1,227,717	$1,225,855
'26	$1,224,243	$1,239,239	$1,238,830
'26	$1,239,842	$1,254,683	$1,251,397
'26	$1,211,237	$1,225,542	$1,222,498
'26	$1,223,609	$1,239,575	$1,232,301
'26	$1,229,372	$1,244,203	$1,235,425

Yearly periods ended May 31

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	6.24%	1.28%	2.09%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index	5.65%	1.23%	2.14%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Table Summary
Net Assets ($)	684,028,844
Number of Portfolio Holdings	311
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	2,224,559
Modified Duration to Worst	5.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	84%
General Obligation Bonds	11%
Lease Obligations	4%
Variable Rate Demand Notes	2%
Escrow to Maturity/Prerefunded Bonds	0%
Other	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	11%
AA	48%
A	20%
BBB	12%
BB	2%
B	1%
CCC	0%
Not Rated	5%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
Texas	16%
New York	11%
Pennsylvania	6%
California	5%
Florida	5%

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective April 21, 2026, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.48% to 0.38%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DITFF-TSRA-I

R-101129-3 (07/26)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS intermediate tax free Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended May 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2026	$42,421	$0	$7,629	$0
2025	$40,311	$0	$7,629	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended May 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2026	$0	$588,231	$0
2025	$0	$1,369,569	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received informa9tion from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended May 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2026	$7,629	$588,231	$0	$595,860
2025	$7,629	$1,369,569	$0	$1,377,198

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2025 and 2026 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

May 31, 2026
Annual Financial Statements and Other Information
DWS Intermediate Tax-Free Fund

Contents
3	Investment Portfolio
22	Statement of Assets and Liabilities
24	Statement of Operations
25	Statements of Changes in Net Assets
26	Financial Highlights
30	Notes to Financial Statements
40	Report of Independent Registered Public Accounting Firm
42	Tax Information
43	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Intermediate Tax-Free Fund

Investment Portfolioas of May 31, 2026

	Principal Amount ($)	Value ($)
Municipal Investments 100.0%
Alabama 4.9%
Alabama, Black Belt Energy Gas District Gas Project Revenue:
Series D-1, 4.0%, Mandatory Put 6/1/2027 @ 100, 7/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	1,335,000	1,347,317
Series D, 5.0%, Mandatory Put 11/1/2034 @ 100, 3/1/2055, GTY: BP PLC	3,000,000	3,200,495
Alabama, Energy Authority A Cooperative District Revenue, Series F, 5.25%, Mandatory Put 11/1/2035 @ 100, 11/1/2055, GTY: BP PLC	2,500,000	2,723,228
Alabama, Highway Authority Revenue, 5.0%, 9/1/2044, INS: AG	2,000,000	2,183,118
Jefferson County, AL, Sewer Revenue:
5.25%, 10/1/2040	3,000,000	3,280,270
5.25%, 10/1/2041	1,500,000	1,636,079
Southeast Alabama, Energy Authority A Cooperative District, Series A-1, 5.5%, Mandatory Put 1/1/2031 @ 100, 11/1/2053, GTY: Morgan Stanley	6,000,000	6,465,907
Southeast Alabama, Energy Authority A Cooperative District Revenue:
Series B-1, 5.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053, GTY: Goldman Sachs Group, Inc.	3,635,000	3,755,772
Series B, 5.0%, Mandatory Put 6/1/2030 @ 100, 1/1/2054, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	8,490,000	8,996,954
		33,589,140
Alaska 0.2%
Alaska, Alaska Railroad Corp., Revenue, AMT, 5.5%, 10/1/2042, INS: AG	1,000,000	1,093,206
Arizona 3.8%
Arizona, Chandler Industrial Development Authority, Intel Corp., 3.8%, Mandatory Put 6/15/2028 @ 100, 12/1/2035	3,000,000	3,031,803
Arizona, Salt River Project Agricultural Improvement & Power District, Revenue, Series A, 5.0%, 1/1/2042	2,640,000	2,917,543
Arizona, State Industrial Development Authority Revenue, “A” , Series 2019-2, 3.625%, 5/20/2033	3,875,094	3,869,051
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 4.375%, 7/1/2039	1,500,000	1,392,291
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	3

	Principal Amount ($)	Value ($)
Arizona, Yuma Industrial Development Authority Revenue, Regional Medical Center Obligated Group:
Series A, 5.25%, 8/1/2042, INS: AG	1,500,000	1,654,585
Series A, 5.25%, 8/1/2044, INS: AG	3,000,000	3,268,762
Maricopa County, AZ, Industrial Development Authority Revenue, Banner Health Obligated Group, Series D, 5.0%, 1/1/2038 (a)	1,500,000	1,677,025
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project:
4.0%, 7/1/2034	3,295,000	3,238,911
Series B, 144A, 5.0%, 7/1/2039	1,000,000	1,012,078
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue:
Series D, 5.0%, 12/1/2039	1,445,000	1,560,218
Series D, 5.0%, 12/1/2040	1,500,000	1,609,935
Series D, 5.0%, 12/1/2041	1,000,000	1,070,808
		26,303,010
California 5.4%
Anaheim, CA, Housing & Public Improvements Authority, Electric Utility Distribution System, Series E, 5.0%, 10/1/2028	1,000,000	1,034,571
California, Antelope Valley Community College District, General Obligation, 5.0%, 8/1/2044 (a)	1,675,000	1,820,930
California, Bay Area Toll Authority, Toll Bridge Revenue, Series D, SIFMA Municipal Swap Index + 0.3%, 1.87% (b), Mandatory Put 4/1/2027 @ 100, 4/1/2056	3,000,000	2,990,161
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A” , Series M-050, 144A, AMT, 3.05%, 6/15/2037	5,700,000	5,072,466
California, State Housing Finance Agency, Multi-Family Green Tax-Exempt Mortgage Backed Bonds, Noble Towers Apartment, Series N, 2.35%, 12/1/2035	8,906,039	7,644,009
California, State Public Finance Authority Revenue, Marisol HB LLC Obligated Group, Series A, 144A, 5.1%, Mandatory Put 4/1/2033 @ 100, 4/1/2066	1,300,000	1,305,727
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.0%, 7/1/2041	2,750,000	2,971,427
Series A, 5.25%, 7/1/2044, INS: BAM	1,000,000	1,090,389
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series H, AMT, 5.5%, 5/15/2037	4,985,000	5,499,854
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2035	7,000,000	7,318,927
		36,748,461
The accompanying notes are an integral part of the financial statements.

4	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Colorado 3.9%
Colorado, Bridge & Tunnel Enterprise Revenue:
Series A, 5.0%, 12/1/2041, INS: AG	1,075,000	1,187,789
Series A, 5.0%, 12/1/2042, INS: AG	1,525,000	1,674,826
Series A, 5.25%, 12/1/2044, INS: AG	1,000,000	1,104,276
Colorado, General Obligation, Vauxmont Metropolitan District, 3.25%, 12/15/2050, INS: AG	938,000	819,574
Colorado, Grand River Hospital District, General Obligation:
6.0%, 12/1/2043, INS: AG	750,000	871,608
6.0%, 12/1/2044, INS: AG	700,000	807,644
6.0%, 12/1/2045, INS: AG	670,000	767,684
Colorado, Health Facilities Authority Revenue, AdventHealth Obligated Group, Series A, 5.0%, Mandatory Put 11/15/2029 @ 100, 11/15/2059	1,000,000	1,069,191
Colorado, State Housing & Finance Authority Revenue:
“III", Series H, 4.25%, 11/1/2049	615,000	622,069
“III", Series L, 5.75%, 11/1/2053	3,760,000	4,004,692
Denver City & County, CO, Airport System Revenue:
Series A, AMT, 5.0%, 12/1/2035	10,000,000	10,351,481
Series D, AMT, 5.75%, 11/15/2037	1,375,000	1,553,503
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2027	500,000	504,130
5.0%, 12/1/2033	500,000	503,389
5.0%, 12/1/2034	1,000,000	1,006,389
		26,848,245
Connecticut 1.5%
Connecticut, State General Obligation, Series B, 3.0%, 6/1/2037	1,075,000	1,008,195
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford HealthCare Obligated Group, Series A, 5.0%, 7/1/2045	3,000,000	3,194,987
Connecticut, State Health & Educational Facilities Authority Revenue, Yale-New Haven Health Obligated Group, Series B, 5.0%, Mandatory Put 7/1/2029 @ 100, 7/1/2049	1,000,000	1,061,638
Connecticut, State Housing Finance Program Authority Revenue:
Series A-1, 4.0%, 11/15/2047	175,000	175,270
Series D, 6.25%, 5/15/2054	1,635,000	1,769,792
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose, Series A, 5.0%, 7/1/2043	3,000,000	3,317,896
		10,527,778
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	5

	Principal Amount ($)	Value ($)
Florida 5.3%
Broward County, FL, Airport System Revenue, Series A, AMT, 5.0%, 10/1/2037	2,365,000	2,460,673
Central Florida, Tourism Oversight District, Reedy Creek Improvement District, Series A, 4.0%, 6/1/2032	1,500,000	1,512,584
Escambia County, FL, Housing Finance Authority Single Family Mortgage Revenue, County Program, Series A, 4.75%, 4/1/2050	910,000	916,318
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program, Series A-1, 5.0%, 10/1/2029	1,650,000	1,724,118
Florida, Capital Trust Agency, Educational Growth Fund, Charter Educational Foundation Project, Series A-1, 144A, 3.375%, 7/1/2031	1,510,000	1,458,633
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects, Series A, 5.0%, 6/15/2035	1,000,000	1,009,284
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 12.0% (b) (c), Mandatory Put 7/15/2028 @ 109, 7/15/2032*	2,085,000	583,800
Florida, Development Finance Corp., Brightline Trains Florida LLC, AMT, 5.0%, 7/1/2041	3,000,000	2,130,000
Florida, Development Finance Corp., Health Sciences Center Inc. Obligated Group, Series A, 5.0%, 8/1/2041	1,000,000	1,055,608
Florida, Higher Educational Facilities Financial Authority Revenue, Keiser University Obligated Group, 144A, 5.0%, 7/1/2035	4,000,000	4,054,354
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project, Series A, 144A, 5.0%, 11/15/2030	645,000	625,059
Florida, Village Community Development District No. 15, Special Assessment Revenue:
144A, 4.2%, 5/1/2039	2,225,000	2,227,062
144A, 4.85%, 5/1/2038	970,000	1,006,024
Jacksonville, FL, Special Revenue, Series C, 5.25%, 10/1/2036	5,000,000	5,582,874
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2029	325,000	325,143
Lee County, FL, Airport Revenue:
Series A-1, AMT, 5.25%, 10/1/2045	570,000	610,872
Series A-1, AMT, 5.25%, 10/1/2046	490,000	520,055
Series A-1, AMT, 5.25%, 10/1/2047	1,000,000	1,052,068
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.0%, 10/1/2040	2,250,000	2,373,141
The accompanying notes are an integral part of the financial statements.

6	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Miami-Dade County, FL, Water & Sewer System Revenue, Series A, 5.0%, 10/1/2048	750,000	781,178
Osceola County, FL, Transportation Revenue:
Series A-2, Zero Coupon, 10/1/2040	4,650,000	2,451,945
Series A-2, Zero Coupon, 10/1/2041	2,500,000	1,241,251
Village, FL, Community Development District No. 13, Special Assessment Revenue, 3.0%, 5/1/2029	580,000	572,326
		36,274,370
Georgia 5.0%
Atlanta, GA, Development Authority Tax Allocation, Series A, 144A, 5.0%, 4/1/2034	1,000,000	1,026,545
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2027, INS: AG	6,815,000	6,979,254
Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project:
Series B, 4.0%, 4/1/2032	200,000	205,858
Series B, 4.0%, 4/1/2033	200,000	205,153
Series B, 4.0%, 4/1/2034	250,000	255,377
Series B, 4.0%, 4/1/2035	225,000	228,954
Series B, 4.0%, 4/1/2036	250,000	252,694
George L Smith II, GA, George L Smith II World Congress Center Authority, Convention Center Hotel Second Tier Revenue, Series B, 144A, 5.0%, 1/1/2036	1,250,000	1,272,337
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series C, 4.0%, Mandatory Put 12/1/2028 @ 100, 5/1/2052, GTY: Citigroup, Inc.	10,000,000	10,134,514
Series C, 5.0%, Mandatory Put 9/1/2030 @ 100, 9/1/2053, GTY: Royal Bank of Canada	1,155,000	1,227,922
Series D, 5.0%, Mandatory Put 4/1/2031 @ 100, 4/1/2054, GTY: TD Bank NA	2,000,000	2,127,829
Series A, 5.0%, Mandatory Put 6/1/2032 @ 100, 6/1/2055, GTY: TD Bank NA	1,500,000	1,612,727
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series A, 5.0%, 5/15/2035, GTY: Macquarie Group Ltd.	3,135,000	3,383,767
Georgia, Metropolitan Atlanta Rapid Transit Authority Revenue, Series A, 5.0%, 7/1/2043	2,665,000	2,932,616
Georgia, Paulding County Hospital Authority Revenue, WellStar Health System Obligated Group, Series A, 5.0%, 4/1/2043	2,065,000	2,170,693
		34,016,240
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	7

	Principal Amount ($)	Value ($)
Idaho 0.1%
Idaho, State Health Facilities Authority Revenue, St Luke’s Health System Ltd. Obligated Group, Series C, 2.75% (d), 6/1/2026, LOC: U.S. Bank NA	400,000	400,000
Illinois 5.1%
Chicago, IL, Midway International Airport Revenue, Series A, AMT, 5.75%, 1/1/2041, INS: BAM	1,000,000	1,105,314
Chicago, IL, O’Hare International Airport Revenue:
Series C, AMT, 5.0%, 1/1/2035	715,000	770,447
Series A, AMT, 5.0%, 1/1/2036	2,500,000	2,588,862
Series C, AMT, 5.0%, 1/1/2036	500,000	536,500
5.25%, 1/1/2039, INS: BAM	825,000	904,721
5.25%, 1/1/2040, INS: BAM	1,130,000	1,234,298
Dupage County, IL, School District No. 58 Downers Grove, General Obligation, 5.5%, 12/15/2042	3,000,000	3,375,586
Illinois, Elmhurst Park District, General Obligation:
5.0%, 12/15/2043	1,000,000	1,074,578
5.0%, 12/15/2044	1,250,000	1,336,161
Illinois, Housing Development Authority Revenue, Series K, 6.25%, 10/1/2053	4,105,000	4,550,395
Illinois, Metropolitan Water Reclamation District of Greater Chicago, General Obligation, Series A, 5.0%, 12/1/2042	2,500,000	2,724,150
Illinois, Sales Tax Securitization Corp. Revenue, Series A, 5.0%, 1/1/2042	2,000,000	2,158,269
Illinois, State Development Authority Revenue, Madison County Community Unit School District No. 2 Triad, Series B, 5.5%, 4/1/2043, INS: BAM	3,910,000	4,298,417
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.25%, 4/1/2045	1,000,000	1,071,433
Illinois, State General Obligation:
Series B, 5.0%, 5/1/2028	1,000,000	1,040,397
Series B, 5.25%, 10/1/2037	2,000,000	2,178,328
Series C, 5.5%, 10/1/2039	2,000,000	2,192,407
Illinois, State O’Hare International Airport Revenue, TrIPs Obligated Group, AMT, 5.5%, 7/1/2041	1,600,000	1,755,814
		34,896,077
Indiana 2.2%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, SIFMA Municipal Swap Index + 0.3%, 1.87% (b), Mandatory Put 3/1/2027 @ 100, 3/1/2039	2,025,000	2,019,511
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2033	2,000,000	2,054,065
The accompanying notes are an integral part of the financial statements.

8	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Indiana, State Finance Authority Revenue, Methodist Hospitals, Inc. Obligated Group, Series A, 5.5%, 9/15/2039	1,070,000	1,139,560
Indiana, State Finance Authority, CWA Authority, Inc. Project Revenue:
Series A, 5.0%, 10/1/2040	1,000,000	1,106,404
Series A, 5.0%, 10/1/2041	1,000,000	1,103,848
Indiana, Westfield-Washington Multi-School Building Corp. Revenue, Series A, 5.25%, 7/15/2041, INS: BAM	1,700,000	1,882,216
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series I2, AMT, 5.0%, 1/1/2030	1,500,000	1,598,243
Series G-2, AMT, 5.25%, 1/1/2037	1,700,000	1,837,450
Series E, 5.5%, 3/1/2038	2,000,000	2,154,284
		14,895,581
Iowa 0.6%
Iowa, PEFA, Inc., Revenue, Series A, 5.0%, 4/1/2035 (a), GTY: Massachusetts Mutual Life Insurance Co.	1,000,000	1,066,171
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series A, 5.0%, 5/15/2039	2,000,000	2,073,664
Series B, 6.6%, 5/15/2028	840,000	873,120
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	90,000	87,977
		4,100,932
Kentucky 1.0%
Kentucky, State Municipal Energy Agency Revenue, 5.0%, 1/1/2042	4,245,000	4,548,324
Kentucky, State Public Energy Authority Revenue, Series B, 5.0%, 12/1/2033, GTY: Jefferies Financial Group	2,220,000	2,283,756
		6,832,080
Louisiana 1.0%
Louisiana, State Gasoline & Fuels Tax Revenue, Series A, 5.0%, 5/1/2040	5,000,000	5,565,078
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System, Series A, 5.0%, 10/1/2035, INS: AG	1,250,000	1,291,686
		6,856,764
Maryland 0.4%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Johns Hopkins Health System Corp., Series D, 1.44% (d), 6/7/2026	2,500,000	2,500,000
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	9

	Principal Amount ($)	Value ($)
Massachusetts 1.2%
Massachusetts, Development Finance Agency Revenue, PRG Medford Properties, Inc.:
5.25%, 6/1/2044	500,000	540,365
5.25%, 6/1/2045	400,000	428,758
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series J2, 5.0%, 7/1/2033	1,000,000	1,031,847
Series J2, 5.0%, 7/1/2034	2,000,000	2,058,803
Massachusetts, State Development Finance Agency Revenue, Mass General Brigham, Inc., Series F, 5.0%, 7/1/2045	1,250,000	1,343,597
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series J-2, 2.57% (d), 6/1/2026	1,350,000	1,350,000
Massachusetts, State Health & Educational Facilities Authority Revenue, President and Fellows of Harvard College, Series R, 2.55% (d), 6/1/2026	1,500,000	1,500,000
		8,253,370
Michigan 1.4%
Michigan, State Strategic Fund Ltd., Obligation Revenue, Improvement Project:
AMT, 5.0%, 6/30/2032	1,320,000	1,359,296
AMT, 5.0%, 12/31/2032	700,000	720,209
AMT, 5.0%, 12/31/2033	1,600,000	1,643,134
Michigan, Trunk Line Revenue, Rebuilding Michigan Program:
Series A, 4.0%, 11/15/2038	2,500,000	2,557,864
5.5%, 11/15/2044	3,000,000	3,316,468
		9,596,971
Minnesota 0.6%
Minnesota, State Agricultural & Economic Development Board Revenue, Fairview Health Services Obligated Group, Series C, 1.6% (d), 6/7/2026, LOC: U.S. Bank NA	2,100,000	2,100,000
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	2,070,000	1,925,211
		4,025,211
The accompanying notes are an integral part of the financial statements.

10	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Mississippi 0.5%
Mississippi, State University Educational Building Corp. Revenue, Institutions of Higher Learning:
Series B, 5.0%, 8/1/2042	1,465,000	1,587,230
Series B, 5.0%, 8/1/2043	1,540,000	1,658,782
		3,246,012
Missouri 0.9%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, “A1A” , Series 2021-1, 1.53%, 1/25/2061	2,649,431	2,460,510
Missouri, Plaza At Noah’s Ark Community Improvement District, 3.0%, 5/1/2030	725,000	700,424
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership Loan Program, Series C, 6.0%, 5/1/2053	2,905,000	3,184,527
		6,345,461
Nebraska 0.2%
Nebraska, Omaha Public Power District Nebraska City Station Unit 2, Revenue, Series A, 5.0%, 2/1/2045	1,000,000	1,080,154
Nevada 0.1%
Nevada, Department of Business & Industry Revenue, Brightline West Passenger Rail Project, Series B, 144A, AMT, 12.0%, Mandatory Put 11/2/2026 @ 120, 1/1/2065	1,805,000	1,010,800
New Hampshire 1.1%
New Hampshire, Business Finance Authority Revenue:
“A", Series 2, 4.0%, 10/20/2036	2,848,626	2,829,300
Series 2022-1, 4.375%, 9/20/2036	3,789,739	3,852,654
New Hampshire, State Health and Education Facilities Authority Act Revenue, Trustees of Dartmouth College, Series A, 3.3%, Mandatory Put 8/3/2027 @ 100, 6/1/2040	815,000	816,386
		7,498,340
New Jersey 2.8%
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	915,000	910,347
New Jersey, State Higher Education Student Assistance Authority, Revenue, Series B, AMT, 4.0%, 12/1/2041	3,480,000	3,396,527
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series CC, 5.0%, 6/15/2038	2,000,000	2,180,136
Series AA, 5.25%, 6/15/2041	1,000,000	1,114,918
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	11

	Principal Amount ($)	Value ($)
New Jersey, State Turnpike Authority Revenue:
Series A, 4.0%, 1/1/2035	2,000,000	2,144,045
Series A, 5.0%, 1/1/2034 (a)	2,500,000	2,779,619
Series C, 5.0%, 1/1/2045	3,000,000	3,212,251
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2030	3,000,000	3,118,404
		18,856,247
New Mexico 0.2%
New Mexico, State Mortgage Finance Authority, “I” , Series C, 4.0%, 1/1/2050	1,155,000	1,160,406
New York 11.2%
Broome County, NY, Local Development Corp., Revenue, United Health Services Hospitals, Inc., Project:
3.0%, 4/1/2035, INS: AG	1,820,000	1,724,036
3.0%, 4/1/2036, INS: AG	1,750,000	1,631,419
Long Island, NY, Electric System Revenue, Power Authority, Series B, 3.0%, Mandatory Put 9/1/2029 @ 100, 9/1/2049	1,250,000	1,247,759
New York, Liberty Development Corp. Revenue, One Bryant Park LLC, “1” , 2.45%, 9/15/2069	5,000,000	4,822,318
New York, Metropolitan Transportation Authority Revenue:
Series B, 5.0%, 11/15/2028	3,170,000	3,351,203
Series C1, 5.0%, 11/15/2028	1,200,000	1,251,000
Series A2, 5.0%, Mandatory Put 5/15/2030 @ 100, 11/15/2045	5,335,000	5,718,163
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 3/15/2041	5,000,000	5,534,131
Series C, 5.25%, 3/15/2046	1,175,000	1,275,559
Series C, 5.25%, 3/15/2047	2,000,000	2,159,997
New York, State Liberty Development Corp. Revenue, Series A, 1.9%, 11/15/2031	800,000	710,066
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminal, AMT, 6.0%, 4/1/2035	2,400,000	2,648,787
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project, AMT, 6.0%, 6/30/2042	1,250,000	1,400,283
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 5.0%, 12/1/2030	5,000,000	5,332,156
New York, Triborough Bridge & Tunnel Authority Real Estate Transfer Tax Revenue, Series A, 5.0%, 12/1/2043	750,000	824,238
The accompanying notes are an integral part of the financial statements.

12	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels, Series B-1, 5.0%, 5/15/2045	1,000,000	1,069,318
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2038	7,000,000	7,805,647
New York City, NY, General Obligation:
Series L-4, 2.75% (d), 6/1/2026, LOC: U.S. Bank NA	1,000,000	1,000,000
Series G-1, 5.0%, 2/1/2042	1,500,000	1,633,616
Series D, 5.0%, 4/1/2043	1,000,000	1,073,752
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue, Series A-2, 3.73%, Mandatory Put 12/29/2028 @ 100, 5/1/2063	4,000,000	4,001,365
New York City, NY, Municipal Water Finance Authority Revenue, Series CC, 2.8% (d), 6/1/2026, SPA: TD Bank NA	3,800,000	3,800,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series CC-SUBSERIES CC-2, 5.0%, 6/15/2046	1,250,000	1,327,630
Series DD, 5.0%, 6/15/2046	1,665,000	1,788,637
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series F-1, 5.0%, 2/1/2042	1,500,000	1,622,283
Series H, 5.0%, 11/1/2043	1,000,000	1,085,472
Series D, 5.25%, 5/1/2043	5,000,000	5,509,833
Series G-1, 5.25%, 5/1/2048	2,750,000	2,904,139
New York, NY, General Obligation:
Series C, 4.0%, 8/1/2037	1,000,000	1,009,328
Series E1, 5.0%, 4/1/2039	1,250,000	1,358,559
		76,620,694
North Carolina 1.0%
City of Charlotte, NC, Airport Revenue, 5.0%, 7/1/2047 (a)	1,000,000	1,063,346
County of Wake, NC, State Revenue:
Series A, 5.0%, 5/1/2043	2,300,000	2,536,733
Series A, 5.0%, 5/1/2044	1,400,000	1,530,977
North Carolina, Greater Asheville Regional Airport Authority Revenue, AMT, 5.25%, 7/1/2042, INS: AG	1,150,000	1,236,589
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	360,000	369,536
		6,737,181
North Dakota 0.7%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 6.0%, 7/1/2054	4,610,000	4,952,891
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	13

	Principal Amount ($)	Value ($)
Ohio 2.4%
Cincinnati, OH, University of Cincinnati, Revenue:
Series D, 5.0%, 6/1/2039	1,070,000	1,175,193
Series D, 5.0%, 6/1/2040	1,120,000	1,223,940
Series D, 5.0%, 6/1/2041	1,180,000	1,282,938
City of Akron, OH, City of Akron, Income Tax Revenue:
4.0%, 12/1/2029	1,500,000	1,562,012
4.0%, 12/1/2030	1,210,000	1,254,575
Ohio, Air Quality Development Authority Revenue, Duke Enery Corp., Series A, AMT, 4.25%, Mandatory Put 6/1/2027 @ 100, 11/1/2039	1,000,000	1,007,589
Ohio, State General Obligation, Series A, 5.0%, 6/15/2043	5,000,000	5,524,739
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2028	3,100,000	3,123,893
		16,154,879
Oklahoma 0.4%
Oklahoma, State Municipal Airport Trust Trustees Revenue, American Airlines, Inc., AMT, 6.25%, 12/1/2035	1,000,000	1,128,088
Oklahoma, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2042	1,500,000	1,665,364
		2,793,452
Oregon 0.7%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 4.5%, 1/1/2049	980,000	980,219
Oregon, State Lottery Revenue:
Series A, 5.25%, 4/1/2042	1,000,000	1,130,188
Series A, 5.25%, 4/1/2043	2,500,000	2,802,664
		4,913,071
Pennsylvania 6.1%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2034	5,000,000	5,144,623
Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	1,175,000	1,189,426
5.0%, 12/1/2032	2,745,000	2,788,487
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project, Series A, 5.0%, 12/1/2033	8,435,000	8,596,186
The accompanying notes are an integral part of the financial statements.

14	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Pennsylvania, Bucks County Water and Sewer Authority, Sewer System Revenue:
Series A, 5.0%, 12/1/2038, INS: AG	1,025,000	1,117,280
Series A, 5.0%, 12/1/2040, INS: AG	1,625,000	1,758,864
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue:
Series A, AMT, 2.45%, 6/1/2041	1,565,000	1,425,209
Series A, 2.625%, 6/1/2042	295,000	259,870
Pennsylvania, State Certificates of Participation, Series A, 5.0%, 7/1/2029	300,000	310,790
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A-2, 5.0%, 5/15/2039	1,200,000	1,292,953
Pennsylvania, State Economic Development Financing Authority Tax-Exempt Private Activity Revenue, Major Bridges Package One Project:
AMT, 5.5%, 6/30/2037	2,400,000	2,616,710
AMT, 5.5%, 6/30/2038	3,000,000	3,257,569
AMT, 5.5%, 6/30/2039	4,000,000	4,321,382
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	100,000	99,872
Series 122, AMT, 4.0%, 10/1/2046	730,000	729,535
Series 143A, 6.25%, 10/1/2053	1,710,000	1,846,248
Pennsylvania, State Turnpike Commission Revenue:
Series FIRST, 5.0%, 12/1/2039	860,000	942,651
Series FIRST, 5.0%, 12/1/2040	855,000	932,141
Series FIRST, 5.0%, 12/1/2041	855,000	929,109
Philadelphia, PA, Authority for Industrial Development Revenue, Series A, 5.0%, 12/1/2044	2,145,000	2,330,332
Philadelphia, PA, School District, Series F, Prerefunded, 5.0%, 9/1/2030	30,000	30,167
		41,919,404
Rhode Island 0.4%
Rhode Island, Health and Educational Building Corp. Revenue, Providence College, 5.0%, 11/1/2041	1,500,000	1,617,304
Rhode Island, Tobacco Settlement Financing Corp., Series B, 4.5%, 6/1/2045	1,135,000	1,126,407
		2,743,711
South Carolina 0.9%
South Carolina, Public Service Authority Revenue, Series A, 5.0%, 12/1/2044	1,300,000	1,398,956
South Carolina, State Housing Finance & Development Authority, Mortgage Revenue, Series A, 4.0%, 1/1/2050	140,000	141,050
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	15

	Principal Amount ($)	Value ($)
South Carolina, State Jobs-Economic Development Authority Revenue, Bon Secours Mercy Health, Inc., Series A, 5.25%, 11/1/2043	1,000,000	1,094,187
South Carolina, State Jobs-Economic Development Authority Revenue, Novant Health Obligated Group, Series A, 5.5%, 11/1/2046	3,000,000	3,258,834
		5,893,027
Tennessee 0.7%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2035	2,500,000	2,566,409
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 5.5%, 7/1/2038	1,625,000	1,793,926
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Belmont University, 5.0%, 5/1/2039	500,000	535,790
		4,896,125
Texas 15.6%
Austin, TX, Independent School District, General Obligation, 5.0%, 8/1/2042	2,000,000	2,148,792
Austin, TX, Water & Wastewater System Revenue:
5.0%, 11/15/2038	3,500,000	3,846,297
5.0%, 11/15/2049	1,000,000	1,044,105
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series E, 4.0%, 1/1/2037	1,500,000	1,515,628
City of Garland, TX, Electric Utility System Revenue, 5.0%, 3/1/2045, INS: AG	550,000	592,180
Conroe, TX, Independent School District, General Obligation, 5.0%, 2/15/2043	2,500,000	2,718,674
Dallas, TX, Fort Worth International Airport Revenue:
Series B, 5.0%, 11/1/2037	1,200,000	1,314,643
Series B, 5.0%, 11/1/2040	3,500,000	3,815,885
El Paso, TX, Water & Sewer Revenue Revenue, 5.0%, 3/1/2044	2,000,000	2,136,799
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Health System Obligated Group, Series C, 5.0%, Mandatory Put 7/1/2029 @ 100, 7/1/2054	2,000,000	2,110,593
Harris County, TX, Industrial Development Corp. Revenue, Energy Transfer LP, 4.05%, Mandatory Put 6/1/2033 @ 100, 11/1/2050	1,275,000	1,321,200
Harris County, TX, Toll Road Revenue, Series A, 5.25%, 8/15/2049	2,400,000	2,562,741
Houston, TX, Airport System Revenue, United Airlines, Inc., Series B, AMT, 5.5%, 7/15/2039	2,815,000	2,995,138
The accompanying notes are an integral part of the financial statements.

16	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
North Texas, Tollway Authority Revenue, Series A, 5.25%, 1/1/2038	2,500,000	2,742,854
Texas, Aldine Independent School District, 5.0%, 2/15/2044	2,750,000	2,958,659
Texas, Arlington Independent School District, General Obligation, 5.0%, 2/15/2042	4,000,000	4,348,580
Texas, El Paso Independent School District, General Obligation, Series A, 5.0%, 8/15/2041	2,250,000	2,468,640
Texas, Fort Worth International Airport Revenue:
Series A-1, AMT, 5.25%, 11/1/2042	1,000,000	1,082,055
Series A-1, AMT, 5.25%, 11/1/2043	1,000,000	1,076,143
Texas, Hurst-Euless-Bedford Independent School District, General Obligation, 5.0%, 8/15/2043	1,500,000	1,632,123
Texas, Kerrville Public Utility Board Public Facility Corp., Revenue:
Series A, 5.25%, 4/15/2043, INS: BAM	1,320,000	1,445,785
Series A, 5.25%, 4/15/2044, INS: BAM	1,220,000	1,326,675
Texas, Lamar Consolidated Independent School District, General Obligation:
5.0%, 2/15/2041	2,530,000	2,717,049
5.0%, 2/15/2042	3,045,000	3,256,806
5.0%, 2/15/2043	2,625,000	2,796,514
Texas, Lower Colorado River Authority Revenue, LCRA Transmission Services Corp.:
5.0%, 5/15/2041, INS: AG	5,000,000	5,366,681
Series A, 5.0%, 5/15/2042, INS: AG	2,770,000	3,016,495
5.0%, 5/15/2043, INS: AG	3,790,000	4,072,620
Texas, Municipal Gas Acquisition & Supply Corp. V Revenue, 5.0%, Mandatory Put 1/1/2034 @ 100, 1/1/2055, GTY: Bank of America Corp.	4,500,000	4,815,073
Texas, New Hope Cultural Education Facilities Finance Corp., Education Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2040	6,000,000	5,651,606
Texas, North East Regional Mobility Authority Revenue, Series A, 5.25%, 1/1/2046	1,000,000	1,060,150
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments 3 LLC, AMT, 5.5%, 6/30/2040	1,000,000	1,054,254
Texas, Round Rock Independent School District, General Obligation, Series B, 5.0%, 8/1/2043	4,185,000	4,598,475
Texas, San Antonio Water System Revenue, Series C, 5.0%, 5/15/2043	4,655,000	5,112,342
Texas, State Department of Housing & Community Affairs, 2.17%, 5/1/2038	5,511,426	4,361,786
Texas, State Tech University System Revenue, Series A, 5.0%, 2/15/2045	1,200,000	1,284,972
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	17

	Principal Amount ($)	Value ($)
Texas, State Transportation Commission, Turnpike Systems Revenue, Series B, 5.0%, Mandatory Put 8/15/2030 @ 100, 8/15/2042	1,500,000	1,603,157
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund, Series A, 4.0%, 10/15/2032	5,000,000	5,058,634
Texas, University of Houston, Revenue, Series B, 1.35% (d), 6/7/2026	4,000,000	4,000,000
		107,030,803
Utah 1.3%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,149,212
Utah, Mida Mountain Village Public Infrastructure District, Tax Allocation, Series 1, 144A, 5.125%, 6/15/2054	3,000,000	3,017,605
Utah, State Housing Corp. Revenue, Series A, 6.5%, 1/1/2054	695,000	753,696
Utah, State Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue, 5.25%, 6/1/2037	250,000	275,159
		9,195,672
Vermont 0.2%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St Michael’s College, Inc., 144A, 5.0%, 10/1/2033	1,500,000	1,454,206
Virginia 1.2%
Hampton Roads, VA, Transportation Accountability Commission Revenue, Senior Lien Revenue, Series A, 4.0%, 7/1/2038	4,370,000	4,446,672
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project:
AMT, 4.0%, 1/1/2030	1,500,000	1,526,757
AMT, 4.0%, 7/1/2030	1,000,000	1,019,398
Virginia, State Small Business Financing Authority Revenue, Mary Washington Healthcare Obligated Group, Series A1, 5.0%, 6/15/2043	1,300,000	1,389,316
		8,382,143
Washington 4.8%
Pierce County, WA, Pierce County School District No. 403 Bethel, General Obligation, 5.0%, 12/1/2043	1,725,000	1,880,682
Port of Seattle, WA, Revenue Bonds:
Series B, AMT, 5.0%, 8/1/2038	5,000,000	5,347,149
Series B, AMT, 5.25%, 10/1/2044	7,000,000	7,553,763
The accompanying notes are an integral part of the financial statements.

18	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Seattle, WA, Seattle Municipal Light & Power Revenue, Series B, SIFMA Municipal Swap Index + 0.25%, 1.82% (b), Mandatory Put 11/1/2026 @ 100, 5/1/2045	865,000	861,773
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2036	5,185,000	4,781,249
4.0%, 7/1/2031	3,000,000	3,067,932
Washington, State General Obligation, Series C, 5.0%, 2/1/2046	3,000,000	3,206,254
Washington, State Health Care Facilities Authority Revenue, CommonSpirit Health Obligation Group, 5.0%, 8/15/2029	2,300,000	2,352,265
Washington, State Housing Finance Commission Revenue, Horizon House Obligated Group:
144A, 5.0%, 1/1/2028	750,000	758,473
144A, 5.0%, 1/1/2029	840,000	849,200
144A, 5.0%, 1/1/2031	1,030,000	1,039,482
144A, 5.0%, 1/1/2033	1,050,000	1,057,270
		32,755,492
West Virginia 0.4%
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,443,821
Wisconsin 0.8%
Wisconsin, State General Obligation, Series 1, 5.0%, 5/1/2032 (a)	1,300,000	1,427,607
Wisconsin, State Health & Educational Facilities Authority Revenue, Mercy Health Corp. Obligated Group, Series A, 5.0%, 12/1/2044	2,025,000	2,133,713
Wisconsin, State University of Wisconsin Hospitals & Clinics Revenue, Series B, 5.0%, Mandatory Put 10/1/2031 @ 100, 4/1/2054	1,500,000	1,628,558
		5,189,878
Puerto Rico 0.8%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2033	1,000,000	1,002,347
Series A1, 5.75%, 7/1/2031	1,910,000	2,068,767
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2031	3,000,000	2,525,070
		5,596,184
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	19

	Principal Amount ($)	Value ($)
Other 1.0%
Federal Home Loan Mortgage Corp., Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A” , Series M-051, 144A, 2.65%, 6/15/2035	7,285,000	6,417,850
Freddie Mac Multi-Family ML Certificates, “A-CA” , Series 2019-ML05, 3.35%, 11/25/2033, GTY: Freddie Mac	548,011	530,376
		6,948,226
Total Municipal Investments (Cost $683,324,272)		683,575,716

	Shares	Value ($)
Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.53% (e) (Cost $163,016)	163,000	163,016
Warrants 0.0%
BL Train Holdings West LLC, Expiration Date 11/26/2035* (f) (Cost $0)	15,018	0

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $683,487,288)	100.0	683,738,732
Other Assets and Liabilities, Net	0.0	290,112
Net Assets	100.0	684,028,844

*	Non-income producing security.
(a)	When-issued or delayed delivery securities included.
(b)
Variable or floating rate security. These securities are shown at their current rate as of
May 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	Interest coupon payment as of July 15, 2025 and January 15, 2026 have been deferred by the issuer.
(d)
Variable rate demand notes are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of May 31, 2026. Date shown reflects the earlier of demand date or stated maturity date.

The accompanying notes are an integral part of the financial statements.

20	|	DWS Intermediate Tax-Free Fund

(e)	Current yield; not a coupon rate.
(f)	Investment was valued using significant unobservable inputs.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$683,575,716	$—	$683,575,716
Open-End Investment Companies	163,016	—	—	163,016
Warrants	—	—	0	0
Total	$163,016	$683,575,716	$0	$683,738,732

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	21

Statement of Assets and Liabilities
as of May 31, 2026

Assets
Investment in securities, at value (cost $683,487,288)	$683,738,732
Receivable for investments sold	1,461,029
Receivable for Fund shares sold	800,174
Interest receivable	9,003,654
Other assets	38,965
Total assets	695,042,554
Liabilities
Payable for investments purchased — when-issued/delayed-delivery securities	9,801,638
Payable for Fund shares redeemed	449,272
Distributions payable	374,362
Accrued management fee	89,100
Accrued Trustees' fees	6,093
Other accrued expenses and payables	293,245
Total liabilities	11,013,710
Net assets, at value	$684,028,844
Net Assets Consist of
Distributable earnings (loss)	(19,306,742)
Paid-in capital	703,335,586
Net assets, at value	$684,028,844
The accompanying notes are an integral part of the financial statements.

22	|	DWS Intermediate Tax-Free Fund

Statement of Assets and Liabilities as of May 31, 2026 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($91,721,192 ÷ 8,311,093 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.04
Maximum offering price per share (100 ÷ 97.25 of $11.04)	$11.35
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,841,472 ÷ 166,900 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.03
Class S
Net Asset Value, offering and redemption price per share ($134,865,236 ÷ 12,218,948 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.04
Institutional Class
Net Asset Value, offering and redemption price per share ($455,600,944 ÷ 41,286,434 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.04
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	23

Statement of Operations
for the year ended May 31, 2026

Investment Income
Income:
Interest	$27,461,358
Expenses:
Management fee	2,224,559
Administration fee	685,023
Services to shareholders	736,549
Distribution and service fees	257,208
Custodian fee	1,254
Professional fees	70,575
Reports to shareholders	40,087
Registration fees	96,666
Trustees' fees and expenses	23,899
Other	46,495
Total expenses before expense reductions	4,182,315
Expense reductions	(558,004)
Total expenses after expense reductions	3,624,311
Net investment income	23,837,047
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(2,007,880)
Change in net unrealized appreciation (depreciation) on investments	20,621,231
Net gain (loss)	18,613,351
Net increase (decrease) in net assets resulting from operations	$42,450,398
The accompanying notes are an integral part of the financial statements.

24	|	DWS Intermediate Tax-Free Fund

Statements of Changes in Net Assets
	Years Ended May 31,
Increase (Decrease) in Net Assets	2026	2025
Operations:
Net investment income	$23,837,047	$23,915,905
Net realized gain (loss)	(2,007,880)	(3,495,561)
Change in net unrealized appreciation (depreciation)	20,621,231	(2,033,580)
Net increase (decrease) in net assets resulting from operations	42,450,398	18,386,764
Distributions to shareholders:
Class A	(3,019,322)	(2,871,942)
Class C	(51,223)	(54,370)
Class S	(4,622,229)	(5,560,587)
Institutional Class	(16,044,155)	(15,343,607)
Total distributions	(23,736,929)	(23,830,506)
Fund share transactions:
Proceeds from shares sold	138,998,943	261,197,702
Reinvestment of distributions	17,742,719	17,802,335
Payments for shares redeemed	(218,575,365)	(280,515,652)
Net increase (decrease) in net assets from Fund share transactions	(61,833,703)	(1,515,615)
Increase (decrease) in net assets	(43,120,234)	(6,959,357)
Net assets at beginning of period	727,149,078	734,108,435
Net assets at end of period	$684,028,844	$727,149,078

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	25

Financial Highlights
DWS Intermediate Tax-Free Fund — Class A
	Years Ended May 31,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.75	$10.82	$10.79	$11.00	$12.02
Income (loss) from investment operations:
Net investment income	.35 [a]	.32	.30	.27	.22
Net realized and unrealized gain (loss)	.29	(.07 )	.03	(.21 )	(.98 )
Total from investment operations	.64	.25	.33	.06	(.76 )
Less distributions from:
Net investment income	(.35 )	(.32 )	(.30 )	(.27 )	(.22 )
Net realized gains	—	—	—	—	(.04 )
Total distributions	(.35 )	(.32 )	(.30 )	(.27 )	(.26 )
Net asset value, end of period	$11.04	$10.75	$10.82	$10.79	$11.00
Total Return (%)[b,c]	5.98	2.32	3.14	.57	(6.42)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	92	95	99	107	123
Ratio of expenses before expense reductions (%)	.79	.80	.79	.78	.78
Ratio of expenses after expense reductions (%)	.72	.74	.74	.74	.73
Ratio of net investment income (%)	3.17	2.96	2.83	2.50	1.92
Portfolio turnover rate (%)	30	48	47	47	47

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

26	|	DWS Intermediate Tax-Free Fund

DWS Intermediate Tax-Free Fund — Class C
	Years Ended May 31,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.75	$10.81	$10.79	$11.00	$12.02
Income (loss) from investment operations:
Net investment income	.26 [a]	.24	.22	.19	.14
Net realized and unrealized gain (loss)	.28	(.06 )	.02	(.21 )	(.98 )
Total from investment operations	.54	.18	.24	(.02 )	(.84 )
Less distributions from:
Net investment income	(.26 )	(.24 )	(.22 )	(.19 )	(.14 )
Net realized gains	—	—	—	—	(.04 )
Total distributions	(.26 )	(.24 )	(.22 )	(.19 )	(.18 )
Net asset value, end of period	$11.03	$10.75	$10.81	$10.79	$11.00
Total Return (%)[b,c]	5.09	1.65	2.27	(.18 )	(7.12)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	3	2	4
Ratio of expenses before expense reductions (%)	1.57	1.58	1.57	1.56	1.53
Ratio of expenses after expense reductions (%)	1.47	1.49	1.49	1.49	1.48
Ratio of net investment income (%)	2.42	2.21	2.09	1.72	1.17
Portfolio turnover rate (%)	30	48	47	47	47

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	27

DWS Intermediate Tax-Free Fund — Class S
	Years Ended May 31,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.75	$10.82	$10.80	$11.00	$12.03
Income (loss) from investment operations:
Net investment income	.37 [a]	.35	.33	.30	.25
Net realized and unrealized gain (loss)	.29	(.07 )	.02	(.20 )	(.99 )
Total from investment operations	.66	.28	.35	.10	(.74 )
Less distributions from:
Net investment income	(.37 )	(.35 )	(.33 )	(.30 )	(.25 )
Net realized gains	—	—	—	—	(.04 )
Total distributions	(.37 )	(.35 )	(.33 )	(.30 )	(.29 )
Net asset value, end of period	$11.04	$10.75	$10.82	$10.80	$11.00
Total Return (%)[b]	6.22	2.54	3.30	.92	(6.26)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	135	145	218	248	320
Ratio of expenses before expense reductions (%)	.59	.61	.63	.63	.64
Ratio of expenses after expense reductions (%)	.49	.52	.49	.49	.48
Ratio of net investment income (%)	3.40	3.17	3.08	2.74	2.17
Portfolio turnover rate (%)	30	48	47	47	47

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

28	|	DWS Intermediate Tax-Free Fund

DWS Intermediate Tax-Free Fund — Institutional Class
	Years Ended May 31,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.75	$10.81	$10.79	$11.00	$12.02
Income (loss) from investment operations:
Net investment income	.37 [a]	.35	.33	.30	.25
Net realized and unrealized gain (loss)	.29	(.06 )	.02	(.21 )	(.98 )
Total from investment operations	.66	.29	.35	.09	(.73 )
Less distributions from:
Net investment income	(.37 )	(.35 )	(.33 )	(.30 )	(.25 )
Net realized gains	—	—	—	—	(.04 )
Total distributions	(.37 )	(.35 )	(.33 )	(.30 )	(.29 )
Net asset value, end of period	$11.04	$10.75	$10.81	$10.79	$11.00
Total Return (%)[b]	6.24	2.67	3.30	.82	(6.18)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	456	485	415	404	440
Ratio of expenses before expense reductions (%)	.55	.55	.55	.55	.55
Ratio of expenses after expense reductions (%)	.47	.49	.49	.49	.48
Ratio of net investment income (%)	3.42	3.21	3.08	2.75	2.17
Portfolio turnover rate (%)	30	48	47	47	47

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	29

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Intermediate Tax-Free Fund (the “Fund” ) is a diversified series of Deutsche DWS Tax Free Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts

30	|	DWS Intermediate Tax-Free Fund

financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

DWS Intermediate Tax-Free Fund	|	31

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

32	|	DWS Intermediate Tax-Free Fund

When-Issued and Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued and delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At May 31, 2026, the Fund had net tax basis capital loss carryforwards of $21,324,632, including short-term losses ($4,868,712) and long-term losses ($16,455,920), which may be applied against realized net taxable capital gains indefinitely.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended May 31, 2026, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities and interest income on defaulted securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

DWS Intermediate Tax-Free Fund	|	33

At May 31, 2026, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed tax-exempt income	$1,446,259
Undistributed ordinary income*	$185,456
Capital loss carryforwards	$(21,324,632)
Net unrealized appreciation (depreciation) on investments	$855,057
At May 31, 2026, the aggregate cost of investments for federal income tax purposes was $682,883,675. The net unrealized appreciation for all investments based on tax cost was $855,057. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $12,898,127 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $12,043,070.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended May 31,
	2026	2025
Distributions from tax-exempt income	$23,698,384	$23,787,136
Distributions from ordinary income*	$38,545	$43,370

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

34	|	DWS Intermediate Tax-Free Fund

B.
Purchases and Sales of Securities
During the year ended May 31, 2026, purchases and sales of investment securities (excluding short-term investments) aggregated $212,784,445 and $274,201,332, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.315%.
For the period from June 1, 2025 through September 30, 2025, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.74%
Class C	1.49%
Class S	.54%
Institutional Class	.49%
For the period from October 1, 2025 through April 20, 2026, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.73%
Class C	1.48%
Class S	.48%
Institutional Class	.48%

DWS Intermediate Tax-Free Fund	|	35

Effective April 21, 2026 through September 30, 2027, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.63%
Class C	1.38%
Class S	.38%
Institutional Class	.38%
For the year ended May 31, 2026, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$62,340
Class C	2,079
Class S	135,495
Institutional Class	358,090
$558,004
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended May 31, 2026, the Administration Fee was $685,023, of which $55,710 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder

36	|	DWS Intermediate Tax-Free Fund

servicing fee it receives from the Fund. For the year ended May 31, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at May 31, 2026
Class A	$2,271	$366
Class C	253	38
Class S	26,227	4,317
Institutional Class	1,420	232
	$30,171	$4,953
In addition, for the year ended May 31, 2026, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$82,727
Class C	2,254
Class S	158,922
Institutional Class	450,382
$694,285
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended May 31, 2026, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at May 31, 2026
Class C	$15,999	$1,235
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

DWS Intermediate Tax-Free Fund	|	37

accounts the firms service. For the year ended May 31, 2026, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at May 31, 2026	Annual Rate
Class A	$235,876	$38,602.25%
Class C	5,333	331.25%
	$241,209	$38,933
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended May 31, 2026 aggregated $1,121.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended May 31, 2026, there was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended May 31, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,405, of which $316 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the year ended May 31, 2026, the Fund engaged in securities purchases of $41,095,000 and securities sales of $41,140,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum

38	|	DWS Intermediate Tax-Free Fund

equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at May 31, 2026.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended May 31, 2026		Year Ended May 31, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,306,695	$14,374,782	1,606,710	$17,599,722
Class C	47,344	521,752	30,982	336,930
Class S	1,066,576	11,705,921	1,644,957	18,018,853
Institutional Class	10,241,856	112,396,488	20,522,036	225,242,197
		$138,998,943		$261,197,702
Shares issued to shareholders in reinvestment of distributions
Class A	237,438	$2,603,752	226,606	$2,479,012
Class C	4,076	44,670	4,321	47,256
Class S	373,039	4,090,544	458,107	5,017,960
Institutional Class	1,003,586	11,003,753	938,483	10,258,107
		$17,742,719		$17,802,335
Shares redeemed
Class A	(2,052,327)	$(22,478,538)	(2,188,726)	$(23,961,829)
Class C	(103,732)	(1,141,619)	(56,312)	(616,788)
Class S	(2,731,393)	(29,730,458)	(8,705,277)	(95,808,467)
Institutional Class	(15,057,231)	(165,224,750)	(14,710,483)	(160,128,568)
		$(218,575,365)		$(280,515,652)
Net increase (decrease)
Class A	(508,194)	$(5,500,004)	(355,410)	$(3,883,095)
Class C	(52,312)	(575,197)	(21,009)	(232,602)
Class S	(1,291,778)	(13,933,993)	(6,602,213)	(72,771,654)
Institutional Class	(3,811,789)	(41,824,509)	6,750,036	75,371,736
		$(61,833,703)		$(1,515,615)

DWS Intermediate Tax-Free Fund	|	39

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Tax Free Trust and Shareholders of DWS Intermediate Tax-Free Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Intermediate Tax-Free Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Tax Free Trust (the “Trust” )), including the investment portfolio, as of May 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Tax Free Trust) at May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

40	|	DWS Intermediate Tax-Free Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
July 27, 2026

DWS Intermediate Tax-Free Fund	|	41

Tax Information (Unaudited)
Of the dividends paid from net investment income for the taxable year ended May 31, 2026, 100% are designated as exempt interest dividends for federal income tax purposes.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

42	|	DWS Intermediate Tax-Free Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Intermediate Tax-Free Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Intermediate Tax-Free Fund	|	43

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of

44	|	DWS Intermediate Tax-Free Fund

December 31, 2024). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the

DWS Intermediate Tax-Free Fund	|	45

Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DITFF-BFE2025

46	|	DWS Intermediate Tax-Free Fund

DITFF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax-Free Fund, a series of Deutsche DWS Tax Free Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	7/30/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	7/30/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	7/30/2026